Mortgage Banking Activities, Liability for Mortgage Loan Repurchase Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liability For Mortgage Loan Repurchase Losses [Abstract]
Balance, beginning of year	$ 899	$ 2,206	$ 1,326
Provision for repurchase losses:
Loan sales	44	143	275
Change in estimate	(184)	285	1,665
Total additions (reductions)	(140)	428	1,940
Losses	(144)	(1,735)	(1,060)
Balance, end of year	$ 615	$ 899	$ 2,206